Document and Entity Information	9 Months Ended
Sep. 30, 2023
Document and Entity Information
Document Type	6-K
Document Period End Date	Sep. 30, 2023
Entity Registrant Name	ECOPETROL S.A.
Entity Central Index Key	0001444406
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q3
Current Fiscal Year End Date	--12-31
Amendment Flag	false